Trade and Other Payables (Details) - Schedule of Trade and Other Payables - EUR (€)	Jun. 30, 2023	Dec. 31, 2022
Schedule of trade and other payables [Abstract]
Trade payables – outside parties	€ 319,279	€ 100,791
Trade payables – related parties	25,695	29,533
Other payables – outside parties	77,792	512,698
Other payables – related parties		7,235
Trade and other payables	€ 422,766	€ 650,258